Fair Values of Assets and Liabilities	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Values of Assets and Liabilities

Note 18: Fair Values of Assets and Liabilities
We use fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures. Assets and liabilities recorded at fair value on a recurring basis are presented in Table 18.2 in this Note. From time to time, we may be required to record fair value adjustments on a nonrecurring basis. These nonrecurring fair value adjustments typically involve application of LOCOM accounting, write-downs of individual assets or application of the measurement alternative for nonmarketable equity securities. Assets recorded on a nonrecurring basis are presented in Table 18.12 in this Note.
Following is a discussion of the fair value hierarchy and the valuation methodologies we use for assets and liabilities recorded at fair value on a recurring or nonrecurring basis and for estimating fair value for financial instruments that are not recorded at fair value.

FAIR VALUE HIERARCHY We group our assets and liabilities measured at fair value in three levels based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. These levels are:

•	Level 1 – Valuation is based upon quoted prices for identical instruments traded in active markets.

•
Level 2 – Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

•
Level 3 – Valuation is generated from techniques that use significant assumptions that are not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

 We do not classify equity securities in the fair value hierarchy if we use the non-published net asset value (NAV) per share (or its equivalent) that has been communicated to us as an investor as a practical expedient to measure fair value. We generally use NAV per share as the fair value measurement for certain nonmarketable equity fund investments. Marketable equity securities with published NAVs are classified in the fair value hierarchy.
In the determination of the classification of financial instruments in Level 2 or Level 3 of the fair value hierarchy, we consider all available information, including observable market data, indications of market liquidity and orderliness, and our understanding of the valuation techniques and significant inputs used. For securities in inactive markets, we use a predetermined percentage to evaluate the impact of fair value adjustments derived from weighting both external and internal indications of value to determine if the instrument is classified as Level 2 or Level 3. Otherwise, the classification of Level 2 or Level 3 is based upon the specific facts and circumstances of each instrument or instrument category and judgments are made regarding the significance of the Level 3 inputs to the instruments’ fair value measurement in its entirety. If Level 3 inputs are considered significant, the instrument is classified as Level 3.

Assets
SHORT-TERM FINANCIAL ASSETS  Short-term financial assets include cash and due from banks, interest-earning deposits with banks, federal funds sold and securities purchased under resale agreements and due from customers on acceptances (classified in Other Assets). These assets are carried at historical cost. The carrying amount is a reasonable estimate of fair value because of the relatively short time between the origination of the instrument and its expected realization.

TRADING DEBT SECURITIES Trading debt securities are recorded at fair value on a recurring basis. These securities are valued using internal trader prices that are subject to price verification procedures. The fair values derived using internal valuation techniques are verified against multiple pricing sources, including prices obtained from third- party vendors. Vendors compile prices from various sources and often apply matrix pricing for similar securities when no price is observable. We review pricing methodologies provided by the vendors in order to determine if observable market information is being used versus unobservable inputs. When evaluating the appropriateness of an internal trader price compared with vendor prices, considerations include the range and quality of vendor prices. Vendor prices are used to ensure the reasonableness of a trader price; however, valuing financial instruments involves judgments acquired from knowledge of a particular market. If a trader asserts that a vendor price is not reflective of market value, justification for using the trader price, including recent sales activity where possible, must be provided to and approved by the appropriate levels of management.

AVAILABLE-FOR-SALE AND HELD-TO-MATURITY DEBT SECURITIES  Available-for-sale (AFS) debt securities are recorded at fair value on a recurring basis and held-to-maturity (HTM) debt securities are recorded at amortized cost. HTM debt securities are subject to impairment and fair value measurement is recorded if the fair value declines below amortized cost and we do not expect to recover the entire amortized cost basis of the security. Fair value measurement for AFS and HTM debt securities is based upon various sources of market pricing. We use quoted prices in active markets, where available, and classify such instruments within Level 1 of the fair value hierarchy. For example, highly liquid government securities, such as U.S. Treasuries, are classified as Level 1. When instruments are traded in secondary markets and quoted market prices do not exist for such securities, we generally rely on internal valuation techniques or on prices obtained from vendors (predominantly third-party pricing services), and accordingly, we classify these instruments as Level 2 or 3.
AFS debt securities traded in secondary markets are typically valued using unadjusted vendor prices or vendor prices adjusted by weighting them with internal discounted cash flow techniques, these prices are reviewed and, if deemed inappropriate by a trader who has the most knowledge of a particular market, can be adjusted. These securities, which include those measured using unadjusted vendor prices, are generally classified as Level 2 and typically involve using quoted market prices for the same or similar securities, pricing models, discounted cash flow analyses using significant inputs observable in the market where available or a combination of multiple valuation techniques. Examples include certain residential and commercial MBS, other asset-backed securities municipal bonds, U.S. government and agency MBS, and corporate debt securities.
Debt security fair value measurements using significant inputs that are unobservable in the market due to limited activity or a less liquid market are classified as Level 3 in the fair value hierarchy. Such measurements include securities valued using internal models or a combination of multiple valuation techniques where the unobservable inputs are significant to the overall fair value measurement. Securities classified as Level 3 include certain residential and commercial MBS, other asset-backed securities, CDOs and certain CLOs, and certain residual and retained interests in residential mortgage loan securitizations. We value CDOs using the prices of similar instruments, the pricing of completed or pending third-party transactions or the pricing of the underlying collateral within the CDO. Where vendor prices are not readily available, we use management’s best estimate.

MORTGAGE LOANS HELD FOR SALE (MLHFS)  MLHFS are carried at LOCOM or at fair value. We carry substantially all of our residential MLHFS portfolio at fair value. Fair value is based on quoted market prices, where available, or the prices for other mortgage whole loans with similar characteristics. As necessary, these prices are adjusted for typical securitization activities, including servicing value, portfolio composition, market conditions and liquidity. Predominantly all of our MLHFS are classified as Level 2. For the portion where market pricing data is not available, we use a discounted cash flow model to estimate fair value and, accordingly, classify as Level 3.

LOANS HELD FOR SALE (LHFS)  LHFS are carried at LOCOM or at fair value. Loans used in our trading business are recorded at fair value on a recurring basis, and the fair value is based on current offerings in secondary markets for loans with similar characteristics. Loans that are subject to nonrecurring fair value adjustments are classified as Level 2.

LOANS  For information on how we report the carrying value of loans, see Note 1 (Summary of Significant Accounting Policies). Although most loans are not recorded at fair value on a recurring basis, reverse mortgages are recorded at fair value on a recurring basis. In addition, we record nonrecurring fair value adjustments to loans to reflect partial write-downs that are based on the observable market price of the loan or current appraised value of the collateral.
We provide fair value estimates that are based on an exit price notion in this disclosure for loans that are not recorded at fair value on a recurring or nonrecurring basis. The fair value estimates of these loans are differentiated by their financial characteristics, such as product classification, loan category, pricing features and remaining maturity. Prepayment and credit loss estimates are evaluated and used in the valuation process.

DERIVATIVES  All derivatives are recorded at fair value on a recurring basis. Derivative valuation includes the use of available market prices for our exchange-traded derivatives, such as certain interest rate futures and option contracts, which we classify as Level 1. However, substantially all of our derivatives are traded in over-the-counter (OTC) markets where quoted market prices are not always readily available. Therefore we value most OTC derivatives using internal valuation techniques. Valuation techniques and inputs to internally-developed models depend on the type of derivative and nature of the underlying rate, price or index upon which the derivative’s value is based. Key inputs can include yield curves, credit curves, foreign exchange rates, prepayment rates, volatility measurements and correlation of such inputs. Where model inputs can be observed in a liquid market and the model does not require significant judgment, such derivatives are typically classified as Level 2 of the fair value hierarchy. Examples of derivatives classified as Level 2 include generic interest rate swaps, foreign currency swaps, commodity swaps, and certain option and forward contracts. When instruments are traded in less liquid markets and significant inputs are unobservable, such derivatives are classified as Level 3. Examples of derivatives classified as Level 3 include complex and highly structured derivatives, certain credit default swaps, derivative loan commitments written for our mortgage loans that we intend to sell and long-dated equity options where volatility is not observable. Additionally, significant judgments are required when classifying financial instruments within the fair value hierarchy, particularly between Level 2 and 3, as is the case for certain derivatives.

MORTGAGE SERVICING RIGHTS (MSRs) AND CERTAIN OTHER INTERESTS HELD IN SECURITIZATIONS MSRs and certain other interests held in securitizations (e.g., interest-only strips) do not trade in an active market with readily observable prices. Accordingly, we determine the fair value of MSRs using a valuation model that calculates the present value of estimated future net servicing income cash flows. The model incorporates assumptions that market participants use in estimating future net servicing income cash flows, including estimates of prepayment speeds (including housing price volatility), discount rates, default rates, cost to service (including delinquency and foreclosure costs), escrow account earnings, contractual servicing fee income, ancillary income and late fees. Commercial MSRs are carried at LOCOM and, therefore, can be subject to fair value measurements on a nonrecurring basis. Changes in the fair value of MSRs occur primarily due to the collection/realization of expected cash flows as well as changes in valuation inputs and assumptions. For other interests held in securitizations (such as interest-only strips), we use a valuation model that calculates the present value of estimated future cash flows. The model incorporates our own estimates of assumptions market participants use in determining the fair value, including estimates of prepayment speeds, discount rates, defaults and contractual fee income. Interest-only strips are recorded as trading assets. Our valuation approach is validated by our internal valuation model validation group. Fair value measurements of our MSRs and interest-only strips use significant unobservable inputs and, accordingly, we classify them as Level 3.

EQUITY SECURITIES Marketable equity securities and certain nonmarketable equity securities for which we have elected to account for under the fair value method are recorded at fair value on a recurring basis. Our remaining nonmarketable equity securities are accounted for using the equity method, cost method or measurement alternative. These securities can be subject to nonrecurring fair value adjustments to record impairment write-downs or, for equity securities accounted for under the measurement alternative, adjustments to the carrying value due to the occurrence of observable transactions.
We use quoted prices to determine the fair value of marketable equity securities as the securities are publicly traded. Quoted prices are typically not available for nonmarketable equity securities. We therefore use other methods, such as market comparable pricing or discounted cash flow valuation techniques, to determine fair value for such securities. We use all available information in making this determination, which includes observable transaction prices for the same or similar security, vendor prices, broker quotes, trading multiples of comparable public companies and discounted cash flow models. Where appropriate we make adjustments to observed market data to reflect the comparative differences between the market data and the attributes of our equity security, such as differences with public companies and other investment-specific considerations like liquidity, marketability or differences in terms of the instruments. Substantially all of our nonmarketable equity securities accounted for under the cost method include Federal Reserve Bank stock and Federal Home Loan Bank stock, of which their carrying value approximate their fair value.

FORECLOSED ASSETS  Foreclosed assets are carried at net realizable value, which represents fair value less costs to sell. Fair value is generally based upon independent market prices or appraised values of the collateral and, accordingly, we classify foreclosed assets as Level 2.

Liabilities
DEPOSIT AND SHORT-TERM FINANCIAL LIABILITIES  Deposit and short-term financial liabilities are recorded at historical cost. For this disclosure, we estimate the fair value of deposit liabilities with a contractual or defined maturity and short-term financial liabilities, which include federal funds purchased, securities sold under repurchase agreements, commercial paper and other short-term borrowings. The carrying value of our short-term financial liabilities is a reasonable estimate of their fair value because of the relatively short time between their origination and expected realization.

OTHER LIABILITIES  Other liabilities recorded at fair value on a recurring basis predominantly include short sale liabilities. Short sale liabilities are predominantly classified as either Level 1 or Level 2, generally depending upon whether the underlying securities have readily available quoted prices in active markets.

LONG-TERM DEBT  Long-term debt is recorded at amortized cost. For this disclosure, we estimate the fair value of our long-term debt, which is largely denominated in U.S. dollars that are issued with a fixed or floating rate at varying levels of seniority and maturity.

Level 3 Asset and Liability Valuation Processes
We generally determine fair value of our Level 3 assets and liabilities by using internally-developed models and, to a lesser extent, prices obtained from vendors, which predominantly consist of third-party pricing services. Our valuation processes vary depending on which approach is utilized.

INTERNAL MODEL VALUATIONS  Our internally-developed models largely use discounted cash flow techniques. Use of such techniques requires determining relevant inputs, some of which are unobservable. Unobservable inputs are generally derived from historic performance of similar assets or determined from previous market trades in similar instruments. These unobservable inputs usually consist of discount rates, default rates, loss severity upon default, volatilities, correlations and prepayment rates, which are inherent within our Level 3 instruments. Such inputs can be correlated to similar portfolios with known historic experience or recent trades where particular unobservable inputs may be implied, but due to the nature of various inputs being reflected within a particular trade, the value of each input is considered unobservable. We attempt to correlate each unobservable input to historic experience and other third-party data where available.
Internal valuation models are subject to review prescribed within our model risk management policies and procedures, which include model validation. The purpose of model validation includes ensuring the model is appropriate for its intended use and the appropriate controls exist to help mitigate risk of invalid valuations. Model validation assesses the adequacy and appropriateness of the model, including reviewing its key components, such as inputs, processing components, logic or theory, output results and supporting model documentation. Validation also includes ensuring significant unobservable model inputs are appropriate given observable market transactions or other market data within the same or similar asset classes. This process ensures modeled approaches are appropriate given similar product valuation techniques and are in line with their intended purpose.
We have ongoing monitoring procedures in place for our Level 3 assets and liabilities that use such internal valuation models. These procedures, which are designed to provide reasonable assurance that models continue to perform as expected after approved, include:

•	ongoing analysis and benchmarking to market transactions and other independent market data (including pricing vendors, if available);

•	back-testing of modeled fair values to actual realized transactions; and

•	review of modeled valuation results against expectations, including review of significant or unusual value fluctuations.

We update model inputs and methodologies periodically to reflect these monitoring procedures. Additionally, procedures and controls are in place to ensure existing models are subject to periodic reviews, and we perform full model revalidations as necessary.
All internal valuation models are subject to ongoing review by business-unit-level management, and all models are subject to additional oversight by a corporate-level risk management department. Corporate oversight responsibilities include evaluating the adequacy of business unit risk management programs, maintaining company-wide model validation policies and standards and reporting the results of these activities to management and our Corporate Model Risk Committee. This committee consists of senior executive management and reports on top model risk issues to the Company’s Risk Committee of the Board.

VENDOR-DEVELOPED VALUATIONS  In certain limited circumstances, we obtain pricing from third-party vendors for the value of our Level 3 assets or liabilities. We have processes in place to approve such vendors to ensure information obtained and valuation techniques used are appropriate. Once these vendors are approved to provide pricing information, we monitor and review the results to ensure the fair values are reasonable and in line with market experience in similar asset classes. While the input amounts used by the pricing vendor in determining fair value are not provided, and therefore unavailable for our review, we do perform one or more of the following procedures to validate the prices received:

•	comparison to other pricing vendors (if available);

•	variance analysis of prices;

•	corroboration of pricing by reference to other independent market data, such as market transactions and relevant benchmark indices;

•	review of pricing by Company personnel familiar with market liquidity and other market-related conditions; and

•	investigation of prices on a specific instrument-by-instrument basis.

Fair Value Measurements from Vendors
For certain assets and liabilities, we obtain fair value measurements from vendors, which predominantly consist of third-party pricing services, and record the unadjusted fair value in our financial statements. For instruments where we utilize vendor prices to record the price of an instrument, we perform additional procedures (see the “Vendor-Developed Valuations” section). Methodologies employed, controls relied upon and inputs used by third-party pricing vendors are subject to additional review when such services are provided. This review may consist of, in part, obtaining and evaluating control reports issued and pricing methodology materials distributed.
Table 18.1 presents unadjusted fair value measurements provided by brokers or third-party pricing services by fair value hierarchy level. Fair value measurements obtained from brokers or third-party pricing services that we have adjusted to determine the fair value recorded in our financial statements are excluded from Table 18.1.

Table 18.1: Fair Value Measurements by Brokers or Third-Party Pricing Services

	Brokers			Third-party pricing services
(in millions)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
December 31, 2018
Trading debt securities	$—	—	—	899	256	—
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	—	—	—	10,399	2,949	—
Securities of U.S. states and political subdivisions	—	—	—	—	48,377	43
Mortgage-backed securities	—	—	—	—	160,162	41
Other debt securities (1)	—	45	129	—	44,292	758
Total available-for-sale debt securities	—	45	129	10,399	255,780	842
Equity securities:
Marketable	—	—	—	—	158	—
Nonmarketable	—	—	—	—	1	—
Total equity securities	—	—	—	—	159	—
Derivative assets	—	—	—	17	—	—
Derivative liabilities	—	—	—	(12)	—	—
Other liabilities (2)	—	—	—	—	—	—
December 31, 2017
Trading debt securities	$—	—	—	926	215	—
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	—	—	—	3,389	2,930	—
Securities of U.S. states and political subdivisions	—	—	—	—	50,401	49
Mortgage-backed securities	—	33	—	—	168,948	75
Other debt securities (1)	—	307	1,158	—	44,465	22
Total available-for-sale debt securities	—	340	1,158	3,389	266,744	146
Equity securities:
Marketable	—	—	—	—	227	—
Nonmarketable	—	—	—	—	—	—
Total equity securities	—	—	—	—	227	—
Derivative assets	—	—	—	19	—	—
Derivative liabilities	—	—	—	(19)	—	—
Other liabilities (2)	—	—	—	—	—	—

(1)	Includes corporate debt securities, collateralized loan and other debt obligations, asset-backed securities, and other debt securities.

(2)	Includes short sale liabilities and other liabilities.

Assets and Liabilities Recorded at Fair Value on a Recurring Basis
Table 18.2 presents the balances of assets and liabilities recorded at fair value on a recurring basis.

Table 18.2: Fair Value on a Recurring Basis

(in millions)	Level 1	Level 2	Level 3		Netting		Total
December 31, 2018
Trading debt securities:
Securities of U.S. Treasury and federal agencies	$20,525	2,892	—		—		23,417
Securities of U.S. states and political subdivisions	—	3,272	3		—		3,275
Collateralized loan obligations	—	673	237		—		910
Corporate debt securities	—	10,723	34		—		10,757
Mortgage-backed securities	—	30,715	—		—		30,715
Asset-backed securities	—	893	—		—		893
Other trading debt securities	—	6	16		—		22
Total trading debt securities	20,525	49,174	290		—		69,989
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	10,399	2,949	—		—		13,348
Securities of U.S. states and political subdivisions	—	48,820	444		—		49,264
Mortgage-backed securities:
Federal agencies	—	153,203	—		—		153,203
Residential	—	2,775	—		—		2,775
Commercial	—	4,184	41		—		4,225
Total mortgage-backed securities	—	160,162	41		—		160,203
Corporate debt securities	34	5,867	370		—		6,271
Collateralized loan and other debt obligations (1)	—	34,543	800		—		35,343
Asset-backed securities:
Automobile loans and leases	—	925	—		—		925
Home equity loans	—	112	—		—		112
Other asset-backed securities	—	4,056	389		—		4,445
Total asset-backed securities	—	5,093	389		—		5,482
Other debt securities	—	1	—		—		1
Total available-for-sale debt securities	10,433	257,435	2,044	(2)	—		269,912
Mortgage loans held for sale	—	10,774	997		—		11,771
Loans held for sale	—	1,409	60		—		1,469
Loans	—	—	244		—		244
Mortgage servicing rights (residential)	—	—	14,649		—		14,649
Derivative assets:
Interest rate contracts	46	18,294	95		—		18,435
Commodity contracts	—	1,535	53		—		1,588
Equity contracts	1,648	4,582	1,315		—		7,545
Foreign exchange contracts	17	6,689	8		—		6,714
Credit contracts	—	179	99		—		278
Netting	—	—	—		(23,790)	(3)	(23,790)
Total derivative assets	1,711	31,279	1,570		(23,790)		10,770
Equity securities - excluding securities at NAV:
Marketable	23,205	757	—		—		23,962
Nonmarketable	—	24	5,468		—		5,492
Total equity securities	23,205	781	5,468		—		29,454
Total assets included in the fair value hierarchy	$55,874	350,852	25,322		(23,790)		408,258
Equity securities at NAV (4)							102
Total assets recorded at fair value							408,360
Derivative liabilities:
Interest rate contracts	$(21)	(16,217)	(70)		—		(16,308)
Commodity contracts	—	(2,287)	(49)		—		(2,336)
Equity contracts	(1,492)	(3,186)	(1,332)		—		(6,010)
Foreign exchange contracts	(12)	(7,067)	(34)		—		(7,113)
Credit contracts	—	(216)	(64)		—		(280)
Netting	—	—	—		23,548	(3)	23,548
Total derivative liabilities	(1,525)	(28,973)	(1,549)		23,548		(8,499)
Short sale liabilities:
Securities of U.S. Treasury and federal agencies	(11,850)	(411)	—		—		(12,261)
Mortgage-backed securities	—	(47)	—				(47)
Corporate debt securities	—	(4,505)	—		—		(4,505)
Equity securities	(2,902)	(2)	—		—		(2,904)
Other securities	—	(3)	—		—		(3)
Total short sale liabilities	(14,752)	(4,968)	—		—		(19,720)
Other liabilities	—	—	(2)		—		(2)
Total liabilities recorded at fair value	$(16,277)	(33,941)	(1,551)		23,548		(28,221)

(1)	Includes collateralized debt obligations of $800 million.

(2)
A significant portion of the balance consists of securities that are investment grade based on ratings received from the ratings agencies or internal credit grades categorized as investment grade if external ratings are not available. The securities are classified as Level 3 due to limited market activity.

(3)	Represents balance sheet netting of derivative asset and liability balances and related cash collateral. See Note 17 (Derivatives) for additional information.

(4)	Consists of certain nonmarketable equity securities that are measured at fair value using NAV per share (or its equivalent) as a practical expedient and are excluded from the fair value hierarchy.

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(in millions)	Level 1	Level 2	Level 3		Netting		Total
December 31, 2017
Trading debt securities:
Securities of U.S. Treasury and federal agencies	$12,491	2,383	—		—		14,874
Securities of U.S. states and political subdivisions	—	3,732	3		—		3,735
Collateralized loan obligations	—	565	354		—		919
Corporate debt securities	—	11,760	31		—		11,791
Mortgage-backed securities	—	25,273	—		—		25,273
Asset-backed securities	—	993	—		—		993
Other trading debt securities	—	20	19		—		39
Total trading debt securities	12,491	44,726	407		—		57,624
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	3,389	2,930	—		—		6,319
Securities of U.S. states and political subdivisions	—	50,401	925		—		51,326
Mortgage-backed securities:
Federal agencies	—	160,219	—		—		160,219
Residential	—	4,607	1		—		4,608
Commercial	—	4,490	75		—		4,565
Total mortgage-backed securities	—	169,316	76		—		169,392
Corporate debt securities	56	7,203	407		—		7,666
Collateralized loan and other debt obligations (1)	—	35,036	1,020		—		36,056
Asset-backed securities:
Automobile loans and leases	—	553	—		—		553
Home equity loans	—	149	—		—		149
Other asset-backed securities	—	4,380	566		—		4,946
Total asset-backed securities	—	5,082	566		—		5,648
Other debt securities	—	—	—		—		—
Total available-for-sale debt securities	3,445	269,968	2,994	(2)	—		276,407
Mortgage loans held for sale	—	15,118	998		—		16,116
Loans held for sale	—	1,009	14		—		1,023
Loans	—	—	376		—		376
Mortgage servicing rights (residential)	—	—	13,625		—		13,625
Derivative assets:
Interest rate contracts	17	17,479	134		—		17,630
Commodity contracts	—	2,318	36		—		2,354
Equity contracts	1,698	3,970	1,339		—		7,007
Foreign exchange contracts	19	8,944	10		—		8,973
Credit contracts	—	269	122		—		391
Netting	—	—	—		(24,127)	(3)	(24,127)
Total derivative assets	1,734	32,980	1,641		(24,127)		12,228
Equity securities - excluding securities at NAV:
Marketable	33,931	429	—		—		34,360
Nonmarketable	—	46	4,821		—		4,867
Total equity securities	33,931	475	4,821		—		39,227
Total assets included in the fair value hierarchy	$51,601	364,276	24,876		(24,127)		416,626
Equity securities at NAV (4)							—
Total assets recorded at fair value							416,626
Derivative liabilities:
Interest rate contracts	$(17)	(15,392)	(63)		—		(15,472)
Commodity contracts	—	(1,318)	(17)		—		(1,335)
Equity contracts	(1,313)	(5,338)	(1,850)		—		(8,501)
Foreign exchange contracts	(19)	(8,546)	(3)		—		(8,568)
Credit contracts	—	(336)	(86)		—		(422)
Netting	—	—	—		25,502	(3)	25,502
Total derivative liabilities	(1,349)	(30,930)	(2,019)		25,502		(8,796)
Short sale liabilities:
Securities of U.S. Treasury and federal agencies	(10,420)	(568)	—		—		(10,988)
Mortgage-backed securities	—	—	—		—		—
Corporate debt securities	—	(4,986)	—		—		(4,986)
Equity securities	(2,168)	(45)	—		—		(2,213)
Other securities	—	(285)	—		—		(285)
Total short sale liabilities	(12,588)	(5,884)	—		—		(18,472)
Other liabilities	—	—	(3)		—		(3)
Total liabilities recorded at fair value	$(13,937)	(36,814)	(2,022)		25,502		(27,271)

(1)	Includes collateralized debt obligations of $1.0 billion.

(2)
Balance primarily consists of securities that are investment grade based on ratings received from the ratings agencies or internal credit grades categorized as investment grade if external ratings are not available. The securities are classified as Level 3 due to limited market activity.

(3)	Represents balance sheet netting of derivative asset and liability balances and related cash collateral. See Note 17 (Derivatives) for additional information.

(4)	Consists of certain nonmarketable equity investments that are measured at fair value using NAV per share (or its equivalent) as a practical expedient and are excluded from the fair value hierarchy.
Changes in Fair Value Levels
We monitor the availability of observable market data to assess the appropriate classification of financial instruments within the fair value hierarchy and transfer between Level 1, Level 2, and Level 3 accordingly. Observable market data includes but is not limited to quoted prices and market transactions. Changes in economic conditions or market liquidity generally will drive changes in availability of observable market data. Changes in availability of observable market data, which also may result in changing the valuation technique used, are generally the cause of transfers between Level 1, Level 2, and Level 3. The amounts reported as transfers represent the fair value as of the beginning of the quarter in which the transfer occurred.
The changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2018, are presented in Table 18.3.

Table 18.3: Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis – 2018

		Total net gains (losses) included in		Purchases, sales, issuances and settlements, net (1)				Net unrealized gains (losses) included in income related to assets and liabilities held at period end
(in millions)	Balance, beginning of period	Net income	Other compre- hensive income		Transfers into Level 3 (2)	Transfers out of Level 3 (3)	Balance, end of period		(4)
Year ended December 31, 2018
Trading debt securities:
Securities of U.S. states and political subdivisions	$3	—	—	—	—	—	3	—
Collateralized loan obligations	354	(12)	—	(101)	—	(4)	237	(14)
Corporate debt securities	31	(1)	—	16	—	(12)	34	(1)
Other trading debt securities	19	(3)	—	—	—	—	16	—
Total trading debt securities	407	(16)	—	(85)	—	(16)	290	(15)	(5)
Available-for-sale debt securities:
Securities of U.S. states and political subdivisions	925	8	(8)	(137)	—	(344)	444	—
Mortgage-backed securities:
Residential	1	—	—	(1)	—	—	—	—
Commercial	75	—	(1)	(33)	—	—	41	(1)
Total mortgage-backed securities	76	—	(1)	(34)	—	—	41	(1)
Corporate debt securities	407	4	(3)	(38)	—	—	370	—
Collateralized loan and other debt obligations	1,020	72	5	(297)	—	—	800	—
Asset-backed securities:
Other asset-backed securities	566	5	(11)	(171)	—	—	389	(3)
Total asset-backed securities	566	5	(11)	(171)	—	—	389	(3)
Total available-for-sale debt securities	2,994	89	(18)	(677)	—	(344)	2,044	(4)	(6)
Mortgage loans held for sale	998	(27)	—	(36)	72	(10)	997	(22)	(7)
Loans held for sale	14	2	—	(36)	80	—	60	1
Loans	376	(1)	—	(131)	—	—	244	(11)	(7)
Mortgage servicing rights (residential) (8)	13,625	(915)	—	1,939	—	—	14,649	960	(7)
Net derivative assets and liabilities:
Interest rate contracts	71	(397)	—	351	—	—	25	(42)
Commodity contracts	19	3	—	(11)	(7)	—	4	(1)
Equity contracts	(511)	(108)	—	522	(1)	81	(17)	(169)
Foreign exchange contracts	7	(42)	—	9	—	—	(26)	(26)
Credit contracts	36	5	—	(6)	—	—	35	(1)
Other derivative contracts	—	—	—	—	—	—	—	—
Total derivative contracts	(378)	(539)	—	865	(8)	81	21	(239)	(9)
Equity securities:
Marketable	—	—	—	—	—	—	—	—
Nonmarketable (10)	5,203	703	—	(450)	16	(4)	5,468	642
Total equity securities	5,203	703	—	(450)	16	(4)	5,468	642	(11)
Short sale liabilities	—	—	—	—	—	—	—	—	(5)
Other liabilities	(3)	1	—	—	—	—	(2)	—	(7)

(1)	See Table 18.4 for detail.

(2)	All assets and liabilities transferred into level 3 were previously classified within level 2.

(3)	All assets and liabilities transferred out of level 3 are classified as level 2.

(4)
Represents only net gains (losses) that are due to changes in economic conditions and management’s estimates of fair value and excludes changes due to the collection/realization of cash flows over time.

(5)	Included in net gains (losses) from trading activities in the income statement.

(6)	Included in net gains (losses) from debt securities in the income statement.

(7)	Included in mortgage banking and other noninterest income in the income statement.

(8)	For more information on the changes in mortgage servicing rights, see Note 10 (Mortgage Banking Activities).

(9)	Included in mortgage banking, trading activities, equity securities and other noninterest income in the income statement.

(10)	Beginning balance includes $382 million of auction rate securities, which changed from the cost to fair value method of accounting in connection with our adoption of ASU 2016-01 in first quarter 2018.

(11)	Included in net gains (losses) from equity securities in the income statement.

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Table 18.4 presents gross purchases, sales, issuances and settlements related to the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2018.

Table 18.4: Gross Purchases, Sales, Issuances and Settlements – Level 3 – 2018

(in millions)	Purchases	Sales	Issuances	Settlements	Net
Year ended December 31, 2018
Trading debt securities:
Securities of U.S. states and political subdivisions	$—	—	—	—	—
Collateralized loan obligations	408	(348)	—	(161)	(101)
Corporate debt securities	20	(4)	—	—	16
Other trading debt securities	—	—	—	—	—
Total trading debt securities	428	(352)	—	(161)	(85)
Available-for-sale debt securities:
Securities of U.S. states and political subdivisions	—	(6)	79	(210)	(137)
Mortgage-backed securities:
Residential	—	—	—	(1)	(1)
Commercial	—	—	—	(33)	(33)
Total mortgage-backed securities	—	—	—	(34)	(34)
Corporate debt securities	33	—	—	(71)	(38)
Collateralized loan and other debt obligations	61	(149)	—	(209)	(297)
Asset-backed securities:
Other asset-backed securities	25	(12)	166	(350)	(171)
Total asset-backed securities	25	(12)	166	(350)	(171)
Total available-for-sale debt securities	119	(167)	245	(874)	(677)
Mortgage loans held for sale	87	(320)	353	(156)	(36)
Loans held for sale	4	(40)	—	—	(36)
Loans	8	—	17	(156)	(131)
Mortgage servicing rights (residential) (1)	—	(71)	2,010	—	1,939
Net derivative assets and liabilities:
Interest rate contracts	—	—	—	351	351
Commodity contracts	—	—	—	(11)	(11)
Equity contracts	3	(37)	—	556	522
Foreign exchange contracts	—	—	—	9	9
Credit contracts	12	(7)	—	(11)	(6)
Other derivative contracts	—	—	—	—	—
Total derivative contracts	15	(44)	—	894	865
Equity securities:
Marketable	—	—	—	—	—
Nonmarketable	—	(51)	—	(399)	(450)
Total equity securities	—	(51)	—	(399)	(450)
Short sale liabilities	—	—	—	—	—
Other liabilities	—	—	—	—	—

(1)	For more information on the changes in mortgage servicing rights, see Note 10 (Mortgage Banking Activities).
The changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2017, are presented in Table 18.5.

Table 18.5: Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis – 2017

		Total net gains (losses) included in		Purchases, sales, issuances and settlements, net (1)				Net unrealized gains (losses) included in income related to assets and liabilities held at period end
(in millions)	Balance, beginning of period	Net income	Other compre- hensive income		Transfers into Level 3 (2)	Transfers out of Level 3 (3)	Balance, end of period		(4)
Year ended December 31, 2017
Trading debt securities:
Securities of U.S. states and political subdivisions	$3	—	—	—	—	—	3	—
Collateralized loan obligations	309	3	—	42	—	—	354	(13)
Corporate debt securities	34	2	—	(7)	6	(4)	31	2
Other trading debt securities	28	(9)	—	—	—	—	19	(4)
Total trading debt securities	374	(4)	—	35	6	(4)	407	(15)	(5)
Available-for-sale debt securities:
Securities of U.S. states and political subdivisions	1,140	4	5	1,105	5	(1,334)	925	—
Mortgage-backed securities:
Residential	1	—	—	—	—	—	1	—
Commercial	91	(4)	—	(12)	—	—	75	(11)
Total mortgage-backed securities	92	(4)	—	(12)	—	—	76	(11)
Corporate debt securities	432	(1)	23	(47)	—	—	407	—
Collateralized loan and other debt obligations	879	22	103	16	—	—	1,020	—
Asset-backed securities:
Other asset-backed securities	962	1	3	(400)	—	—	566	—
Total asset-backed securities	962	1	3	(400)	—	—	566	—
Total available-for-sale debt securities	3,505	22	134	662	5	(1,334)	2,994	(11)	(6)
Mortgage loans held for sale	985	(36)	—	(75)	134	(10)	998	(34)	(7)
Loans held for sale	—	1	—	(3)	34	(18)	14	—
Loans	758	(6)	—	(376)	—	—	376	(12)	(7)
Mortgage servicing rights (residential) (8)	12,959	(2,115)	—	2,781	—	—	13,625	(126)	(7)
Net derivative assets and liabilities:
Interest rate contracts	121	604	—	(654)	—	—	71	(52)
Commodity contracts	23	(17)	—	13	2	(2)	19	15
Equity contracts	(267)	(199)	—	(37)	(53)	45	(511)	(259)
Foreign exchange contracts	12	(5)	—	—	—	—	7	6
Credit contracts	77	24	—	(65)	—	—	36	(62)
Other derivative contracts	(47)	27	—	20	—	—	—	—
Total derivative contracts	(81)	434	—	(723)	(51)	43	(378)	(352)	(9)
Equity securities:
Marketable	—	—	—	—	—	—	—	—
Nonmarketable	3,259	1,563	—	(2)	1	—	4,821	1,569
Total equity securities	3,259	1,563	—	(2)	1	—	4,821	1,569	(10)
Short sale liabilities	—	—	—	—	—	—	—	—	(5)
Other liabilities	(4)	1	—	—	—	—	(3)	—	(7)

(1)	See Table 18.6 for detail.

(2)	All assets and liabilities transferred into level 3 were previously classified within level 2.

(3)	All assets and liabilities transferred out of level 3 are classified as level 2.

(4)
Represents only net gains (losses) that are due to changes in economic conditions and management’s estimates of fair value and excludes changes due to the collection/realization of cash flows over time.

(5)	Included in net gains (losses) from trading activities in the income statement.

(6)	Included in net gains (losses) from debt securities in the income statement.

(7)	Included in mortgage banking and other noninterest income in the income statement.

(8)	For more information on the changes in mortgage servicing rights, see Note 10 (Mortgage Banking Activities)

(9)	Included in mortgage banking, trading activities, equity securities and other noninterest income in the income statement.

(10)	Included in net gains (losses) from equity securities in the income statement.

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Table 18.6 presents gross purchases, sales, issuances and settlements related to the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2017.

Table 18.6: Gross Purchases, Sales, Issuances and Settlements – Level 3 – 2017

(in millions)	Purchases	Sales	Issuances	Settlements	Net
Year ended December 31, 2017
Trading debt securities:
Securities of U.S. states and political subdivisions	$37	(36)	—	(1)	—
Collateralized loan obligations	439	(250)	—	(147)	42
Corporate debt securities	25	(32)	—	—	(7)
Other trading debt securities	—	—	—	—	—
Total trading debt securities	501	(318)	—	(148)	35
Available-for-sale debt securities:
Securities of U.S. states and political subdivisions	—	(68)	1,369	(196)	1,105
Mortgage-backed securities:
Residential	—	—	—	—	—
Commercial	—	—	—	(12)	(12)
Total mortgage-backed securities	—	—	—	(12)	(12)
Corporate debt securities	14	(4)	—	(57)	(47)
Collateralized loan and other debt obligations	135	—	—	(119)	16
Asset-backed securities:
Other asset-backed securities	—	—	211	(611)	(400)
Total asset-backed securities	—	—	211	(611)	(400)
Total available-for-sale debt securities	149	(72)	1,580	(995)	662
Mortgage loans held for sale	79	(485)	489	(158)	(75)
Loans held for sale	—	(2)	—	(1)	(3)
Loans	6	(129)	19	(272)	(376)
Mortgage servicing rights (residential) (1)	541	(24)	2,263	1	2,781
Net derivative assets and liabilities:
Interest rate contracts	—	—	—	(654)	(654)
Commodity contracts	—	—	—	13	13
Equity contracts	—	(118)	—	81	(37)
Foreign exchange contracts	—	—	—	—	—
Credit contracts	6	(3)	—	(68)	(65)
Other derivative contracts	—	—	—	20	20
Total derivative contracts	6	(121)	—	(608)	(723)
Equity securities:
Marketable	—	—	—	—	—
Nonmarketable	—	(2)	—	—	(2)
Total equity securities	—	(2)	—	—	(2)
Short sale liabilities	3	(3)	—	—	—
Other liabilities	—	—	—	—	—

(1)	For more information on the changes in mortgage servicing rights, see Note 10 (Mortgage Banking Activities).

The changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2016, are presented in Table 18.7.

Table 18.7: Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis – 2016

		Total net gains (losses) included in		Purchases, sales, issuances and settlements, net (1)				Net unrealized gains (losses) included in income related to assets and liabilities held at period end
(in millions)	Balance, beginning of period	Net income	Other compre- hensive income		Transfers into Level 3 (2)	Transfers out of Level 3 (3)	Balance, end of period		(4)
Year ended December 31, 2016
Trading debt securities:
Securities of U.S. states and political subdivisions	$8	—	—	(5)	—	—	3	—
Collateralized loan obligations	343	(38)	—	15	—	(11)	309	(42)
Corporate debt securities	56	(7)	—	(13)	—	(2)	34	—
Other trading debt securities	34	(6)	—	(1)	1	—	28	1
Total trading debt securities	441	(51)	—	(4)	1	(13)	374	(41)	(5)
Available-for-sale debt securities:
Securities of U.S. states and political subdivisions	1,500	6	(25)	60	80	(481)	1,140	—
Mortgage-backed securities:
Residential	1	—	—	—	—	—	1	—
Commercial	73	—	1	17	—	—	91	(1)
Total mortgage-backed securities	74	—	1	17	—	—	92	(1)
Corporate debt securities	405	21	35	(29)	—	—	432	(2)
Collateralized loan and other debt obligations	565	50	(1)	265	—	—	879	—
Asset-backed securities:
Other asset-backed securities	1,182	2	(8)	(214)	—	—	962	(4)
Total asset-backed securities	1,182	2	(8)	(214)	—	—	962	(4)
Total available-for-sale debt securities	3,726	79	2	99	80	(481)	3,505	(7)	(6)
Mortgage loans held for sale	1,082	(19)	—	(159)	98	(17)	985	(24)	(7)
Loans held for sale	—	—	—	—	—	—	—	—
Loans	5,316	(59)	—	(4,499)	—	—	758	(24)	(7)
Mortgage servicing rights (residential) (8)	12,415	(1,595)	—	2,139	—	—	12,959	565	(7)
Net derivative assets and liabilities:
Interest rate contracts	288	843	—	(1,003)	—	(7)	121	170
Commodity contracts	12	10	—	(2)	4	(1)	23	11
Equity contracts	(111)	(80)	—	(156)	21	59	(267)	(176)
Foreign exchange contracts	—	(3)	—	(1)	16	—	12	(4)
Credit contracts	(3)	31	—	49	—	—	77	26
Other derivative contracts	(58)	11	—	—	—	—	(47)	11
Total derivative contracts	128	812	—	(1,113)	41	51	(81)	38	(9)
Equity securities:
Marketable	—	—	—	(1)	1	—	—	—
Nonmarketable	3,065	(30)	—	224	—	—	3,259	(30)
Total equity securities	3,065	(30)	—	223	1	—	3,259	(30)	(10)
Short sale liabilities	—	—	—	—	—	—	—	—	(5)
Other liabilities	(30)	1	—	25	—	—	(4)	—	(7)

(1)	See Table 18.8 for detail.

(2)	All assets and liabilities transferred into level 3 were previously classified within level 2.

(3)	All assets and liabilities transferred out of level 3 are classified as level 2.

(4)
Represents only net gains (losses) that are due to changes in economic conditions and management’s estimates of fair value and excludes changes due to the collection/realization of cash flows over time.

(5)	Included in net gains (losses) from trading activities in the income statement.

(6)	Included in net gains (losses) from debt securities in the income statement.

(7)	Included in mortgage banking and other noninterest income in the income statement.

(8)	For more information on the changes in mortgage servicing rights, see Note 10 (Mortgage Banking Activities).

(9)	Included in mortgage banking, trading activities, equity securities and other noninterest income in the income statement.

(10)	Included in net gains (losses) from equity securities in the income statement.
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Table 18.8 presents gross purchases, sales, issuances and settlements related to the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2016.

Table 18.8: Gross Purchases, Sales, Issuances and Settlements – Level 3 – 2016

(in millions)	Purchases	Sales	Issuances	Settlements	Net
Year ended December 31, 2016
Trading debt securities:
Securities of U.S. states and political subdivisions	$2	(2)	—	(5)	(5)
Collateralized loan obligations	372	(357)	—	—	15
Corporate debt securities	37	(50)	—	—	(13)
Other trading debt securities	—	(1)	—	—	(1)
Total trading debt securities	411	(410)	—	(5)	(4)
Available-for-sale debt securities:
Securities of U.S. states and political subdivisions	28	(24)	547	(491)	60
Mortgage-backed securities:
Residential	—	—	—	—	—
Commercial	22	—	—	(5)	17
Total mortgage-backed securities	22	—	—	(5)	17
Corporate debt securities	36	(12)	—	(53)	(29)
Collateralized loan and other debt obligations	618	(54)	—	(299)	265
Asset-backed securities:
Other asset-backed securities	50	(28)	235	(471)	(214)
Total asset-backed securities	50	(28)	235	(471)	(214)
Total available-for-sale debt securities	754	(118)	782	(1,319)	99
Mortgage loans held for sale	87	(618)	565	(193)	(159)
Loans held for sale	—	—	—	—	—
Loans	21	(3,791)	302	(1,031)	(4,499)
Mortgage servicing rights (residential) (1)	—	(66)	2,204	1	2,139
Net derivative assets and liabilities:
Interest rate contracts	—	—	—	(1,003)	(1,003)
Commodity contracts	—	—	—	(2)	(2)
Equity contracts	29	(147)	—	(38)	(156)
Foreign exchange contracts	—	—	—	(1)	(1)
Credit contracts	7	(4)	—	46	49
Other derivative contracts	—	—	—	—	—
Total derivative contracts	36	(151)	—	(998)	(1,113)
Equity securities:
Marketable	—	(1)	—	—	(1)
Nonmarketable	225	—	—	(1)	224
Total equity securities	225	(1)	—	(1)	223
Short sale liabilities	—	—	—	—	—
Other liabilities	—	—	—	25	25

(1)	For more information on the changes in mortgage servicing rights, see Note 10 (Mortgage Banking Activities).

Table 18.9 and Table 18.10 provide quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of substantially all of our Level 3 assets and liabilities measured at fair value on a recurring basis for which we use an internal model.
The significant unobservable inputs for Level 3 assets and liabilities that are valued using fair values obtained from third-party vendors are not included in the table, as the specific inputs applied are not provided by the vendor (see discussion regarding vendor-developed valuations within the “Level 3 Asset and Liability Valuation Processes” section previously within this Note).
In addition, the table excludes the valuation techniques and significant unobservable inputs for certain classes of Level 3 assets and liabilities measured using an internal model that we consider, both individually and in the aggregate, insignificant relative to our overall Level 3 assets and liabilities. We made this determination based upon an evaluation of each class, which considered the magnitude of the positions, nature of the unobservable inputs and potential for significant changes in fair value due to changes in those inputs.
Table 18.9: Valuation Techniques – Recurring Basis – 2018

($ in millions, except cost to service amounts)	Fair Value Level 3		Valuation Technique(s)	Significant Unobservable Input	Range of Inputs				Weighted Average (1)
December 31, 2018
Trading and available-for-sale debt securities:
Securities of U.S. states and political subdivisions:
Government, healthcare and other revenue bonds	$404		Discounted cash flow	Discount rate	2.1	-	6.4%		3.4
	43		Vendor priced
Collateralized loan and other debt obligations (2)	298		Market comparable pricing	Comparability adjustment	(13.5)	-	22.1		3.2
	739		Vendor priced
Asset-backed securities:
Diversified payment rights (3)	171		Discounted cash flow	Discount rate	3.4	-	6.2		4.4
Other commercial and consumer	198	(4)	Discounted cash flow	Discount rate	4.6	-	5.2		4.7
				Weighted average life	1.1	-	1.5	yrs	1.1
	20		Vendor priced
Mortgage loans held for sale (residential)	982		Discounted cash flow	Default rate	0.0	-	15.6%		0.8
				Discount rate	1.1	-	6.6		5.5
				Loss severity	0.0	-	43.3		23.4
				Prepayment rate	3.2	-	13.4		4.6
	15		Market comparable pricing	Comparability adjustment	(56.3)	-	(6.3)		(36.3)
Loans	244	(5)	Discounted cash flow	Discount rate	3.4	-	6.4		4.2
				Prepayment rate	2.9	-	100.0		87.2
				Loss severity	0.0	-	34.8		10.2
Mortgage servicing rights (residential)	14,649		Discounted cash flow	Cost to service per loan (6)	$62	-	507		106
				Discount rate	7.1	-	15.3%		8.1
				Prepayment rate (7)	9.0	-	23.5		9.9
Net derivative assets and (liabilities):
Interest rate contracts	(35)		Discounted cash flow	Default rate	0.0	-	5.0		2.0
				Loss severity	50.0	-	50.0		50.0
				Prepayment rate	2.8	-	25.0		13.8
Interest rate contracts: derivative loan commitments	60		Discounted cash flow	Fall-out factor	1.0	-	99.0		19.4
				Initial-value servicing	(36.6)	-	91.7	bps	18.5
Equity contracts	104		Discounted cash flow	Conversion factor	(9.3)	-	0.0%		(7.8)
				Weighted average life	1.0	-	3.0	yrs	1.8
	(121)		Option model	Correlation factor	(77.0)	-	99.0%		21.6
				Volatility factor	6.5	-	100.0		21.8
Credit contracts	3		Market comparable pricing	Comparability adjustment	(15.5)	-	40.0		3.5
	32		Option model	Credit spread	0.9	-	21.5		1.3
				Loss severity	13.0	-	60.0		45.2
Nonmarketable equity securities	5,468		Market comparable pricing	Comparability adjustment	(20.6)	-	(4.3)		(15.8)

Insignificant Level 3 assets, net of liabilities	497	(8)
Total level 3 assets, net of liabilities	$23,771	(9)

(1)	Weighted averages are calculated using outstanding unpaid principal balance for cash instruments, such as loans and securities, and notional amounts for derivative instruments.

(2)	Includes $800 million of collateralized debt obligations.

(3)	Securities backed by specified sources of current and future receivables generated from foreign originators.

(4)	Predominantly consists of investments in asset-backed securities that are revolving in nature, for which the timing of advances and repayments of principal are uncertain.

(5)	Consists of reverse mortgage loans.

(6)	The high end of the range of inputs is for servicing modified loans. For non-modified loans the range is $62 - $204.

(7)	Includes a blend of prepayment speeds and expected defaults. Prepayment speeds are influenced by mortgage interest rates as well as our estimation of drivers of borrower behavior.

(8)
Represents the aggregate amount of Level 3 assets and liabilities measured at fair value on a recurring basis that are individually and in the aggregate insignificant. The amount includes corporate debt securities, mortgage-backed securities, other trading positions, loans held for sale, other liabilities and certain net derivative assets and liabilities, such as commodity contracts and foreign exchange contracts.

(9)	Consists of total Level 3 assets of $25.3 billion and total Level 3 liabilities of $1.6 billion, before netting of derivative balances.

Table 18.10: Valuation Techniques – Recurring Basis – 2017

($ in millions, except cost to service amounts)	Fair Value Level 3		Valuation Technique(s)	Significant Unobservable Input	Range of Inputs			Weighted Average (1)
December 31, 2017
Trading and available-for-sale debt securities:
Securities of U.S. states and political subdivisions:
Government, healthcare and other revenue bonds	$868		Discounted cash flow	Discount rate	1.7	-	5.8%		2.7
Other municipal bonds	11		Discounted cash flow	Discount rate	4.7	-	4.9		4.8
	49		Vendor priced
Collateralized loan and other debt obligations (2)	354		Market comparable pricing	Comparability adjustment	(22.0)	-	19.5%		3.0
	1,020		Vendor priced
Asset-backed securities:
Diversified payment rights (3)	292		Discounted cash flow	Discount rate	2.4	-	3.9		3.1
Other commercial and consumer	248	(4)	Discounted cash flow	Discount rate	3.7	-	5.2		3.9
				Weighted average life	2.0	-	2.3	yrs	2.1
	26		Vendor priced
Mortgage loans held for sale (residential)	974		Discounted cash flow	Default rate	0.0	-	7.1%		1.3
				Discount rate	2.6	-	7.3		5.6
				Loss severity	0.1	-	41.4		19.6
				Prepayment rate	6.5	-	15.9		9.1
	24		Market comparable pricing	Comparability adjustment	(56.3)	-	(6.3)		(42.7)
Loans	376	(5)	Discounted cash flow	Discount rate	3.1	-	7.5		4.2
				Prepayment rate	8.7	-	100.0		91.9
				Loss severity	0.0	-	33.9		6.6
Mortgage servicing rights (residential)	13,625		Discounted cash flow	Cost to service per loan (6)	$78	-	587		143
				Discount rate	6.6	-	12.9%		6.9
				Prepayment rate (7)	9.7	-	20.5		10.5
Net derivative assets and (liabilities):
Interest rate contracts	54		Discounted cash flow	Default rate	0.0	-	5.0		2.1
				Loss severity	50.0	-	50.0		50.0
				Prepayment rate	2.8	-	12.5		10.5
Interest rate contracts: derivative loan commitments	17		Discounted cash flow	Fall-out factor	1.0	-	99.0		15.2
				Initial-value servicing	(59.9)	-	101.1	bps	2.7
Equity contracts	102		Discounted cash flow	Conversion factor	(9.7)	-	0.0%		(7.6)
				Weighted average life	0.5	-	3.0	yrs	1.6
	(613)		Option model	Correlation factor	(77.0)	-	98.0%		24.2
				Volatility factor	5.7	-	95.5		19.2
Credit contracts	(3)		Market comparable pricing	Comparability adjustment	(29.9)	-	17.3		(0.2)
	39		Option model	Credit spread	0.0	-	63.7		1.3
				Loss severity	13.0	-	60.0		50.7
Nonmarketable equity securities	8		Discounted cash flow	Discount rate	10.0	-	10.0		10.0
				Volatility Factor	0.5	-	1.9		1.4
	4,813		Market comparable pricing	Comparability adjustment	(21.1)	-	(5.5)		(15.0)

Insignificant Level 3 assets, net of liabilities	570	(8)
Total level 3 assets, net of liabilities	$22,854	(9)

(1)	Weighted averages are calculated using outstanding unpaid principal balance for cash instruments such as loans and securities, and notional amounts for derivative instruments.

(2)	Includes $1.0 billion of collateralized debt obligations.

(3)	Securities backed by specified sources of current and future receivables generated from foreign originators.

(4)	A significant portion of the balance consists of investments in asset-backed securities that are revolving in nature, for which the timing of advances and repayments of principal are uncertain.

(5)	Consists of reverse mortgage loans.

(6)	The high end of the range of inputs is for servicing modified loans. For non-modified loans the range is $78 - $252.

(7)	Includes a blend of prepayment speeds and expected defaults. Prepayment speeds are influenced by mortgage interest rates as well as our estimation of drivers of borrower behavior.

(8)
Represents the aggregate amount of Level 3 assets and liabilities measured at fair value on a recurring basis that are individually and in the aggregate insignificant. The amount includes corporate debt securities, mortgage-backed securities, other trading positions, other liabilities and certain net derivative assets and liabilities, such as commodity contracts and foreign exchange contracts.

(9)	Consists of total Level 3 assets of $24.9 billion and total Level 3 liabilities of $2.0 billion, before netting of derivative balances.
The valuation techniques used for our Level 3 assets and liabilities, as presented in the previous tables, are described as follows:

•
Discounted cash flow – Discounted cash flow valuation techniques generally consist of developing an estimate of future cash flows that are expected to occur over the life of an instrument and then discounting those cash flows at a rate of return that results in the fair value amount.

•
Market comparable pricing – Market comparable pricing valuation techniques are used to determine the fair value of certain instruments by incorporating known inputs, such as recent transaction prices, pending transactions, or prices of other similar investments that require significant adjustment to reflect differences in instrument characteristics.

•
Option model – Option model valuation techniques are generally used for instruments in which the holder has a contingent right or obligation based on the occurrence of a future event, such as the price of a referenced asset going above or below a predetermined strike price. Option models estimate the likelihood of the specified event occurring by incorporating assumptions such as volatility estimates, price of the underlying instrument and expected rate of return.

•
Vendor-priced – Prices obtained from third-party pricing vendors or brokers that are used to record the fair value of the asset or liability for which the related valuation technique and significant unobservable inputs are not provided.

Significant unobservable inputs presented in the previous tables are those we consider significant to the fair value of the Level 3 asset or liability. We consider unobservable inputs to be significant if by their exclusion the fair value of the Level 3 asset or liability would be impacted by a predetermined percentage change. We also consider qualitative factors, such as nature of the instrument, type of valuation technique used, and the significance of the unobservable inputs relative to other inputs used within the valuation. Following is a description of the significant unobservable inputs provided in the table.

•
Comparability adjustment – is an adjustment made to observed market data, such as a transaction price in order to reflect dissimilarities in underlying collateral, issuer, rating, or other factors used within a market valuation approach, expressed as a percentage of an observed price.

•	Conversion Factor – is the risk-adjusted rate in which a particular instrument may be exchanged for another instrument upon settlement, expressed as a percentage change from a specified rate.

•
Correlation factor – is the likelihood of one instrument changing in price relative to another based on an established relationship expressed as a percentage of relative change in price over a period over time.

•
Cost to service – is the expected cost per loan of servicing a portfolio of loans, which includes estimates for unreimbursed expenses (including delinquency and foreclosure costs) that may occur as a result of servicing such loan portfolios.

•
Credit spread – is the portion of the interest rate in excess of a benchmark interest rate, such as Overnight Index Swap (OIS), LIBOR or U.S. Treasury rates, that when applied to an investment captures changes in the obligor’s creditworthiness.

•	Default rate – is an estimate of the likelihood of not collecting contractual amounts owed expressed as a constant default rate (CDR).

•
Discount rate – is a rate of return used to calculate the present value of the future expected cash flow to arrive at the fair value of an instrument. The discount rate consists of a benchmark rate component and a risk premium component. The benchmark rate component, for example, OIS, LIBOR or U.S. Treasury rates, is generally observable within the market and is necessary to appropriately reflect the time value of money. The risk premium component reflects the amount of compensation market participants require due to the uncertainty inherent in the instruments’ cash flows resulting from risks such as credit and liquidity.

•	Fall-out factor – is the expected percentage of loans associated with our interest rate lock commitment portfolio that are likely of not funding.

•
Initial-value servicing – is the estimated value of the underlying loan, including the value attributable to the embedded servicing right, expressed in basis points of outstanding unpaid principal balance.

•	Loss severity – is the estimated percentage of contractual cash flows lost in the event of a default.

•	Prepayment rate – is the estimated rate at which forecasted prepayments of principal of the related loan or debt instrument are expected to occur, expressed as a constant prepayment rate (CPR).

•	Volatility factor – is the extent of change in price an item is estimated to fluctuate over a specified period of time expressed as a percentage of relative change in price over a period over time.

•
Weighted average life – is the weighted average number of years an investment is expected to remain outstanding based on its expected cash flows reflecting the estimated date the issuer will call or extend the maturity of the instrument or otherwise reflecting an estimate of the timing of an instrument’s cash flows whose timing is not contractually fixed.

Significant Recurring Level 3 Fair Value Asset and Liability Input Sensitivity
We generally use discounted cash flow or similar internal modeling techniques to determine the fair value of our Level 3 assets and liabilities. Use of these techniques requires determination of relevant inputs and assumptions, some of which represent significant unobservable inputs as indicated in the preceding tables. Accordingly, changes in these unobservable inputs may have a significant impact on fair value.
Certain of these unobservable inputs will (in isolation) have a directionally consistent impact on the fair value of the instrument for a given change in that input. Alternatively, the fair value of the instrument may move in an opposite direction for a given change in another input. Where multiple inputs are used within the valuation technique of an asset or liability, a change in one input in a certain direction may be offset by an opposite change in another input having a potentially muted impact to the overall fair value of that particular instrument. Additionally, a change in one unobservable input may result in a change to another unobservable input (that is, changes in certain inputs are interrelated to one another), which may counteract or magnify the fair value impact.

SECURITIES, LOANS, MORTGAGE LOANS HELD FOR SALE and NONMARKETABLE EQUITY INVESTMENTS  The fair values of predominantly all Level 3 trading securities, mortgage loans held for sale, loans, other nonmarketable equity investments, and available-for-sale securities have consistent inputs, valuation techniques and correlation to changes in underlying inputs. The internal models used to determine fair value for these Level 3 instruments use certain significant unobservable inputs within a discounted cash flow or market comparable pricing valuation technique. Such inputs include discount rate, prepayment rate, default rate, loss severity, comparability adjustment and weighted average life.
These Level 3 assets would decrease (increase) in value based upon an increase (decrease) in discount rate, default rate, loss severity, or weighted average life inputs and would generally decrease (increase) in value based upon an increase (decrease) in prepayment rate. Generally, a change in the assumption used for default rate is accompanied by a directionally similar change in the risk premium component of the discount rate (specifically, the portion related to credit risk) and a directionally opposite change in the assumption used for prepayment rates. The comparability adjustment input may have a positive or negative impact on fair value depending on the change in fair value the comparability adjustment references. Unobservable inputs for comparability adjustment, loss severity, and weighted average life do not increase or decrease based on movements in the other significant unobservable inputs for these Level 3 assets.

DERIVATIVE INSTRUMENTS  Level 3 derivative instruments are valued using market comparable pricing, option pricing and discounted cash flow valuation techniques. We utilize certain unobservable inputs within these techniques to determine the fair value of the Level 3 derivative instruments. The significant unobservable inputs consist of credit spread, a comparability adjustment, prepayment rate, default rate, loss severity, initial-value servicing, fall-out factor, volatility factor, weighted average life, conversion factor, and correlation factor.
Level 3 derivative assets (liabilities) where we are long the underlying would decrease (increase) in value upon an increase (decrease) in default rate, fall-out factor, credit spread, conversion factor, or loss severity inputs. Conversely, Level 3 derivative assets (liabilities) would generally increase (decrease) in value upon an increase (decrease) in prepayment rate, initial-value servicing, weighted average life, or volatility factor inputs. The inverse of the above relationships would occur for instruments in which we are short the underlying. The correlation factor and comparability adjustment inputs may have a positive or negative impact on the fair value of these derivative instruments depending on the change in value of the item the correlation factor and comparability adjustment is referencing. The correlation factor and comparability adjustment are considered independent from movements in other significant unobservable inputs for derivative instruments.
Generally, for derivative instruments for which we are subject to changes in the value of the underlying referenced instrument, a change in the assumption used for default rate is accompanied by directionally similar change in the risk premium component of the discount rate (specifically, the portion related to credit risk) and a directionally opposite change in the assumption used for prepayment rates. Unobservable inputs for loss severity, fall-out factor, initial-value servicing, weighted average life, conversion factor, and volatility do not increase or decrease based on movements in other significant unobservable inputs for these Level 3 instruments.

MORTGAGE SERVICING RIGHTS  We use a discounted cash flow valuation technique to determine the fair value of Level 3 mortgage servicing rights. These models utilize certain significant unobservable inputs including prepayment rate, discount rate and costs to service. An increase in any of these unobservable inputs will reduce the fair value of the mortgage servicing rights and alternatively, a decrease in any one of these inputs would result in the mortgage servicing rights increasing in value. Generally, a change in the assumption used for the default rate is accompanied by a directionally similar change in the assumption used for cost to service and a directionally opposite change in the assumption used for prepayment. The sensitivity of our residential MSRs is discussed further in Note 9 (Securitizations and Variable Interest Entities).
Assets and Liabilities Recorded at Fair Value on a Nonrecurring Basis
We may be required, from time to time, to measure certain assets at fair value on a nonrecurring basis in accordance with GAAP. These adjustments to fair value usually result from application of LOCOM accounting, write-downs of individual assets or commencing in 2018 with our adoption of ASU 2016-01, use of the measurement alternative for nonmarketable equity securities. Table 18.12 provides the fair value hierarchy and fair value at the date of the nonrecurring fair value adjustment for all assets that were still held as of December 31, 2018 and 2017, and for which a nonrecurring fair value adjustment was recorded during the years then ended.

Table 18.12: Fair Value on a Nonrecurring Basis

	December 31, 2018				December 31, 2017
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Mortgage loans held for sale (LOCOM) (1)	$—	1,213	1,233	2,446	—	1,646	1,333	2,979
Loans held for sale	—	313	—	313	—	108	—	108
Loans:
Commercial	—	339	—	339	—	374	—	374
Consumer	—	346	1	347	—	502	10	512
Total loans (2)	—	685	1	686	—	876	10	886
Nonmarketable equity securities (3)	—	774	157	931	—	—	136	136
Other assets (4)	—	149	6	155	—	177	161	338
Total assets at fair value on a nonrecurring basis (5)	$—	3,134	1,397	4,531	—	2,807	1,640	4,447

(1)	Consists of commercial mortgages and residential real estate 1-4 family first mortgage loans.

(2)	Represents the carrying value of loans for which nonrecurring adjustments are based on the appraised value of the collateral.

(3)
Consists of certain nonmarketable equity securities that are measured at fair value on a nonrecurring basis, including observable price adjustments for nonmarketable equity securities carried under the measurement alternative.

(4)	Includes the fair value of foreclosed real estate, other collateral owned and operating lease assets.

(5)	Prior period balances exclude $6 million of nonmarketable equity securities at NAV.
Table 18.13 presents the increase (decrease) in value of certain assets held at the end of the respective reporting periods presented for which a nonrecurring fair value adjustment was recognized during the periods presented.

Table 18.13: Change in Value of Assets with Nonrecurring Fair Value Adjustment

	Year ended December 31,
(in millions)	2018	2017
Mortgage loans held for sale (LOCOM)	$21	10
Loans held for sale	(39)	(2)
Loans:
Commercial	(221)	(335)
Consumer	(284)	(424)
Total loans (1)	(505)	(759)
Nonmarketable equity securities (2)	265	(178)
Other assets (3)	(40)	(121)
Total	$(298)	(1,050)

(1)	Represents write-downs of loans based on the appraised value of the collateral.

(2)	Includes impairment losses and observable price adjustments for certain nonmarketable equity securities.

(3)	Includes the losses on foreclosed real estate and other collateral owned that were measured at fair value subsequent to their initial classification as foreclosed assets.
Table 18.14 provides quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of substantially all of our Level 3 assets that are measured at fair value on a nonrecurring basis using an internal model. The table is limited to financial instruments that had nonrecurring fair value adjustments during the periods presented.
We have excluded from the table valuation techniques and significant unobservable inputs for certain classes of Level 3 assets measured using an internal model that we consider, both individually and in the aggregate, insignificant relative to our overall Level 3 nonrecurring measurements. We made this determination based upon an evaluation of each class that considered the magnitude of the positions, nature of the unobservable inputs and potential for significant changes in fair value due to changes in those inputs.

Table 18.14: Valuation Techniques – Nonrecurring Basis

($ in millions)	Fair Value Level 3		Valuation Technique(s) (1)	Significant Unobservable Inputs (1)		Range of inputs			Weighted Average (2)
December 31, 2018
Residential mortgage loans held for sale (LOCOM)	$1,233	(3)	Discounted cash flow	Default rate	(4)	0.2	–	2.3%	1.4%
				Discount rate		1.5	–	8.5	4.0
				Loss severity		0.5	–	66.0	1.7
				Prepayment rate	(5)	3.5	–	100.0	46.5
Nonmarketable equity securities	7		Discounted cash flow	Discount rate		10.5	–	10.5	10.5
Insignificant level 3 assets	157
Total	$1,397
December 31, 2017
Residential mortgage loans held for sale (LOCOM)	$1,333	(3)	Discounted cash flow	Default rate	(4)	0.1	–	4.1%	1.7%
				Discount rate		1.5	–	8.5	3.8
				Loss severity		0.7	–	52.9	2.2
				Prepayment rate	(5)	5.4	–	100.0	50.6
Nonmarketable equity securities	122		Discounted cash flow	Discount rate		5.0	–	10.5	10.2
Insignificant level 3 assets	185
Total	$1,640

(1)	Refer to the narrative following Table 18.10 for a definition of the valuation technique(s) and significant unobservable inputs.

(2)	For residential MLHFS, weighted averages are calculated using the outstanding unpaid principal balance of the loans.

(3)
Consists of approximately $1.2 billion and $1.3 billion of government insured/guaranteed loans purchased from GNMA-guaranteed mortgage securitizations at December 31, 2018 and 2017, respectively, and $27 million and $26 million of other mortgage loans that are not government insured/guaranteed at December 31, 2018 and 2017, respectively.

(4)	Applies only to non-government insured/guaranteed loans.

(5)	Includes the impact on prepayment rate of expected defaults for government insured/guaranteed loans, which impact the frequency and timing of early resolution of loans.
Fair Value Option
The fair value option is an irrevocable election, generally only permitted upon initial recognition of financial assets or liabilities, to measure eligible financial instruments at fair value with changes in fair value reflected in earnings. We may elect the fair value option to align the measurement model with how the financial assets or liabilities are managed or to reduce complexity or accounting asymmetry. Following is a discussion of the portfolios for which we elected the fair value option.

MORTGAGE LOANS HELD FOR SALE (MLHFS) We measure MLHFS at fair value for MLHFS originations for which an active secondary market and readily available market prices exist to reliably support fair value pricing models used for these loans. Loan origination fees on these loans are recorded when earned, and related direct loan origination costs are recognized when incurred. We also measure at fair value certain of our other interests held related to residential loan sales and securitizations. We believe fair value measurement for MLHFS and other interests held, which we hedge with economic hedge derivatives along with our MSRs measured at fair value, reduces certain timing differences and better matches changes in the value of these assets with changes in the value of derivatives used as economic hedges for these assets.

LOANS HELD FOR SALE (LHFS) We engage in holding loans for market-making purposes to support the buying and selling demands of our customers. These loans are generally held for a short period of time and managed within parameters of internally approved market risk limits. We have elected to measure and carry them at fair value, which best aligns with our risk management practices. Fair value for these loans is generally determined using readily available market data based on recent transaction prices for similar loans.

LOANS Loans that we measure at fair value consist predominantly of reverse mortgage loans previously transferred under a GNMA reverse mortgage securitization program accounted for as a secured borrowing. Before the transfer, they were classified as MLHFS measured at fair value and, as such, remain carried on our balance sheet under the fair value option.

EQUITY SECURITIES We elected to measure at fair value certain nonmarketable equity securities that are hedged with derivative instruments to better reflect the economics of the transactions.
Table 18.15 reflects differences between the fair value carrying amount of the assets for which we have elected the fair value option and the contractual aggregate unpaid principal amount at maturity.

Table 18.15: Fair Value Option

	December 31, 2018			December 31, 2017
(in millions)	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal
Mortgage loans held for sale:
Total loans	$11,771	11,573	198	16,116	15,827	289
Nonaccrual loans	127	158	(31)	127	165	(38)
Loans 90 days or more past due and still accruing	7	9	(2)	16	21	(5)
Loans held for sale:
Total loans	1,469	1,536	(67)	1,023	1,075	(52)
Nonaccrual loans	21	32	(11)	34	56	(22)
Loans:
Total loans	244	274	(30)	376	404	(28)
Nonaccrual loans	179	208	(29)	253	281	(28)
Equity securities (1)	5,455	N/A	N/A	4,867	N/A	N/A

(1)	Consists of nonmarketable equity securities carried at fair value.
The assets accounted for under the fair value option are initially measured at fair value. Gains and losses from initial measurement and subsequent changes in fair value are recognized in earnings. The changes in fair value related to initial measurement and subsequent changes in fair value included in earnings for these assets measured at fair value are shown in Table 18.16 by income statement line item. Amounts recorded as interest income are excluded from Table 18.16.
Table 18.16: Fair Value Option – Changes in Fair Value Included in Earnings

								Year ended December 31,
	2018				2017				2016
(in millions)	Mortgage banking noninterest income	Net gains (losses) from trading activities	Net gains (losses) from equity securities	Other noninterest income	Mortgage banking noninterest income	Net gains (losses) from trading activities	Net gains (losses) from equity securities	Other noninterest income	Mortgage banking noninterest income	Net gains (losses) from trading activities	Net gains (losses) from equity securities	Other noninterest income
Mortgage loans held for sale	$462	—	—	—	1,229	—	—	—	1,456	—	—	—
Loans held for sale	—	(1)	—	1	—	45	—	2	—	55	—	3
Loans	—	—	—	(1)	—	—	—	—	—	—	—	(60)
Equity securities	—	—	683	—	—	—	1,592	—	—	—	(12)	—
Other interests held (1)	—	(3)	—	—	—	(9)	—	—	—	(5)	—	—

(1)	Includes retained interests in securitizations.

For performing loans, instrument-specific credit risk gains or losses were derived principally by determining the change in fair value of the loans due to changes in the observable or implied credit spread. Credit spread is the market yield on the loans less the relevant risk-free benchmark interest rate. For nonperforming loans, we attribute all changes in fair value to instrument-specific credit risk. Table 18.17 shows the estimated gains and losses from earnings attributable to instrument-specific credit risk related to assets accounted for under the fair value option.

Table 18.17: Fair Value Option – Gains/Losses Attributable to Instrument-Specific Credit Risk

	Year ended December 31,
(in millions)	2018	2017	2016
Gains (losses) attributable to instrument-specific credit risk:
Mortgage loans held for sale	$(16)	(12)	3
Loans held for sale	—	45	55
Total	$(16)	33	58
Disclosures about Fair Value of Financial Instruments
Table 18.18 is a summary of fair value estimates for financial instruments, excluding financial instruments recorded at fair value on a recurring basis, as they are included within Table 18.2 in this Note. In connection with our adoption of ASU 2016-01 in first quarter 2018, the valuation methodologies for estimating the fair value of financial instruments in Table 18.18 have been changed, where necessary, to conform with an exit price notion. Under an exit price notion, fair value estimates are based upon the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the balance sheet date. For certain loans and deposit liabilities, the estimated fair values prior to our adoption of ASU 2016-01 followed an entrance price notion that based fair values on recent prices offered to customers for loans and deposits with similar characteristics. The carrying amounts in the following table are recorded on the balance sheet under the indicated captions.
We have not included assets and liabilities that are not financial instruments in our disclosure, such as the value of the long-term relationships with our deposit, credit card and trust customers, amortized MSRs, premises and equipment, goodwill and other intangibles, deferred taxes and other liabilities.
The total of the fair value calculations presented does not represent, and should not be construed to represent, the underlying value of the Company.

Table 18.18: Fair Value Estimates for Financial Instruments

		Estimated fair value
(in millions)	Carrying amount	Level 1	Level 2	Level 3	Total
December 31, 2018
Financial assets
Cash and due from banks (1)	$23,551	23,551	—	—	23,551
Interest-earning deposits with banks (1)	149,736	149,542	194	—	149,736
Federal funds sold and securities purchased under resale agreements (1)	80,207	—	80,207	—	80,207
Held-to-maturity debt securities	144,788	44,339	97,275	501	142,115
Mortgage loans held for sale	3,355	—	2,129	1,233	3,362
Loans held for sale	572	—	572	—	572
Loans, net (2)(3)	923,703	—	45,190	872,725	917,915
Nonmarketable equity securities (cost method) (4)	5,643	—	—	5,675	5,675
Total financial assets	$1,331,555	217,432	225,567	880,134	1,323,133
Financial liabilities
Deposits (3)(5)	$130,645	—	107,448	22,641	130,089
Short-term borrowings	105,787	—	105,789	—	105,789
Long-term debt (6)	229,008	—	225,904	2,230	228,134
Total financial liabilities	$465,440	—	439,141	24,871	464,012
December 31, 2017
Financial assets
Cash and due from banks (1)	$23,367	23,367	—	—	23,367
Interest-earning deposits with banks (1)	192,580	192,455	125	—	192,580
Federal funds sold and securities purchased under resale agreements (1)	80,025	1,002	78,954	69	80,025
Held-to-maturity debt securities	139,335	44,806	93,694	485	138,985
Mortgage loans held for sale	3,954	—	2,625	1,333	3,958
Loans held for sale	108	—	108	—	108
Loans, net (2)(3)	926,273	—	51,713	886,622	938,335
Nonmarketable equity securities (cost method)	7,136	—	23	7,605	7,628
Total financial assets (7)	$1,372,778	261,630	227,242	896,114	1,384,986
Financial liabilities
Deposits (3)(5)	$128,594	—	108,146	19,768	127,914
Short-term borrowings	103,256	—	103,256	—	103,256
Long-term debt (6)	224,981	—	227,109	3,159	230,268
Total financial liabilities	$456,831	—	438,511	22,927	461,438

(1)	Amounts consist of financial instruments for which carrying value approximates fair value.

(2)	Excludes lease financing with a carrying amount of $19.7 billion and $19.4 billion at December 31, 2018 and 2017, respectively.

(3)
In connection with our adoption of ASU 2016-01, the valuation methodologies used to estimate the fair value at December 31, 2018, for a portion of loans and deposit liabilities with a defined or contractual maturity has been changed to conform to an exit price notion. The fair value estimates at December 31, 2017 have not been revised to reflect application of the modified methodology.

(4)	Excludes $1.7 billion of nonmarketable equity securities accounted for under the measurement alternative at December 31, 2018, that were accounted for under the cost method in prior periods.

(5)	Excludes deposit liabilities with no defined or contractual maturity of $1.2 trillion at both December 31, 2018 and 2017.

(6)	Excludes capital lease obligations under capital leases of $36 million and $39 million at December 31, 2018 and 2017, respectively.

(7)	Excludes $27 million of carrying value and $30 million of fair value relating to nonmarketable equity securities at NAV at December 31, 2017.

Loan commitments, standby letters of credit and commercial and similar letters of credit are not included in Table 18.18. A reasonable estimate of the fair value of these instruments is the carrying value of deferred fees plus the allowance for unfunded credit commitments, which totaled $1.0 billion at both December 31, 2018 and 2017.